ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Sep. 30, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consisted of the following:

		As of September 30,
	Note	2019	2020
		US$	US$
Tuition fee payable to government agencies	(1)	12,971	24,109
Salary and welfare payable		8,691	10,577
Accrued expenses		8,317	11,386
Remuneration payable to lecturers		2,701	4,648
Uncertain income tax liabilities (Note 19)		152	160
Other payable		5,435	4,574

		38,267	55,454

(1)
Tuition fee payable to government agencies mainly represents the portion of tuition fee
s
collected by the Group on behalf of the government agencies which provide certain continuing education courses. The Group is only responsible for the student enrollment and provision of online platform and shares certain percentage of tuition fee
s
as service fee
s
.